owners' equity (Tables)	6 Months Ended
Jun. 30, 2024
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2024		2023
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in ownership interest

	Economic interest [1]		Voting interest [1]
	2024	2023	2024	2023
Interest in TELUS International (Cda) Inc., beginning of period	56.0%	56.6%	85.4%	72.4%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition	—	(1.4)	—	(0.2)
TELUS Corporation acquisition of shares from non-controlling interests [2]	—	0.9	—	1.2
Share-based compensation and other	(0.2)	—	—	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	1.3	—
Interest in TELUS International (Cda) Inc., end of period	55.8%	56.1%	86.7%	73.4%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests differ.
2	Acquisition of shares from non-controlling interests of $NIL (2023 – $57 million), of which $NIL (2023 – $32 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.

Schedule of summarized financial information of Subsidiary

	June 30,	June 30,	December 31,
As at, or for the periods ended, ($ in millions) [1]	2024	2023	2023
Statement of financial position [1]
Current assets	$1,265		$1,122
Non-current assets	$5,424		$5,395
Current liabilities	$1,172		$990
Non-current liabilities	$2,702		$2,829
Statement of income and other comprehensive income
THREE-MONTH
Revenue and other income	$936	$896
Net income (loss)	$(5)	$(8)
Comprehensive income (loss)	$19	$(67)
SIX-MONTH
Revenue and other income	$1,860	$1,824
Net income	$33	$10
Comprehensive income (loss)	$102	$(31)
Statement of cash flows
THREE-MONTH
Cash provided by operating activities	$125	$78
Cash used by investing activities	$(38)	$(34)
Cash provided (used) by financing activities	$(88)	$(43)
SIX-MONTH
Cash provided by operating activities	$250	$143
Cash used by investing activities	$(72)	$(1,203)
Cash provided (used) by financing activities	$(143)	$1,082

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.